Shareholder Report, Average Annual Return (Details)	12 Months Ended	23 Months Ended
	Jan. 31, 2026	Jan. 31, 2026
iREIT(R) - MarketVector Quality REIT Index ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	1.57%	2.98%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.35%	19.29%
iREIT® - MarketVector Quality REIT Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.71%	2.09%